27. EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of existing pension plans

The table below shows the benefit plans existing at December 31, 2020.

Benefit plans	Sponsors	Manager
TCSPREV	Oi, Oi Móvel and BrT Multimídia	FATL
TelemarPrev	Oi, Telemar and Oi Móvel	FATL
PAMEC	Oi	Oi
PBS-A	Telemar and Oi	SISTEL
PBS-Telemar	Telemar	FATL
PBS-TNC	Oi Móvel	FATL
CELPREV	Oi Móvel	FATL
PAMA	Oi and Telemar	SISTEL

Schedule of detailed information about provision for employee benefits explanatory

Refer to the recognition of the actuarial deficit of the defined benefit plans, as shown below:

	2020	2019
Actuarial liabilities
Financial obligations - BrTPREV plan (i)	694,063	626,748
PAMEC Plan	7,995	6,264
Total	702,058	633,012
Non-current	702,058	633,012

(i)	The Company had a financial obligations agreement entered into with Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. With the approval and ratification of the JRP, the related claim of Fundação Atlântico against Oi is subject to the terms and conditions of the JRP.

Schedule of defined benefit plans

The assets recognized are used to offset future employer contributions. These assets are broken down as follows:

	2020	2019
Actuarial assets
TCSPREV Plan	42,233	56,559
CELPREV Plan	160	222
PBS-TNC Plan	2,142	3,264
Total	44,535	60,045
Current	7,618	5,430
Non-current	36,917	54,615

Schedule of net defined benefit liability (asset)

Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2020
	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Present value of actuarial obligation at beginning of year	3,778,685	365,286	4,978,517	5,640,885	40,715	30	6,264	4,143,620
Interest on actuarial liabilities	270,765	26,264	358,983	402,675	2,930	2	469	310,799
Current service cost	232	38	2,001		65	2		406
Participant contributions made in the year	11	31
Benefits paid, net	(272,538)	(24,374)	(296,598)	(455,255)	(2,564)		(772)	(260,871)
Benefit obligation result allocated to other comprehensive income	(91,779)	(10,972)	(101,628)	10,660	(1,141)	(18)	2,034	(30,390)
Present value of actuarial obligation at the end of the year	3,685,376	356,273	4,941,275	5,598,965	40,005	16	7,995	4,163,564
Fair value of assets at the beginning of the year	4,017,260	430,646	5,298,688	8,266,862	64,837	4,191		4,422,743
Return on plan assets	288,492	31,125	382,772	597,785	4,722	311		332,125
Amortizing contributions received from sponsor							772
Sponsor	10	65
Participants	11	31
Payment of benefits	(272,538)	(24,374)	(296,598)	(455,255)	(2,564)		(772)	(260,871)
Benefit obligation result allocated to other comprehensive income	(23,134)	(19,869)	(404,827)	(597,362)	(4,774)	(1,289)		30,872
Fair value of plan assets at the end of the year	4,010,101	417,624	4,980,035	7,812,030	62,221	3,213		4,524,869
(=) Net actuarial liability/(asset) amount	(324,725)	(61,351)	(38,760)	(2,213,065)	(22,216)	(3,197)	7,995	(361,305)
Effect of the asset/onerous liability recognition ceiling	282,365	61,351	38,760	2,213,065	20,073	3,037		361,305
Transfer to held for sale	127
(=) Recognized net actuarial liability/(asset)	(42,233)				(2,143)	(160)	7,995

	2019
	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Present value of actuarial obligation at beginning of year	3,256,516	328,130	4,165,284	4,811,332	35,043	26	4,397	3,422,402
Interest on actuarial liabilities	283,542	28,419	367,633	415,476	3,066	2	414	308,512
Current service cost	250	34	1,613		82	2		322
Participant contributions made in the year	15	28
Benefits paid, net	(262,369)	(23,683)	(285,160)	(429,813)	(2,460)		(484)	(229,329)
Increase/(decrease) of assets due to changes in the Plan				183,195
Benefit obligation result allocated to other comprehensive income	500,731	32,358	729,147	660,695	4,984	1	1,937	641,713
Present value of actuarial obligation at the end of the year	3,778,685	365,286	4,978,517	5,640,885	40,715	31	6,264	4,143,620
Fair value of assets at the beginning of the year	3,621,068	379,000	4,508,570	7,316,395	60,062	3,340		3,443,944
Return on plan assets	313,409	33,149	394,800	649,891	5,255	293		312,145
Amortizing contributions received from sponsor							484
Sponsor	13	65
Participants	15	28
Payment of benefits	(262,369)	(23,683)	(285,160)	(429,813)	(2,460)		(484)	(229,329)
Benefit obligation result allocated to other comprehensive income	345,124	42,087	680,478	730,389	1,980	558		895,983
Fair value of plan assets at the end of the year	4,017,260	430,646	5,298,688	8,266,862	64,837	4,191		4,422,743
(=) Net actuarial liability/(asset) amount	(238,575)	(65,360)	(320,171)	(2,625,977)	(24,122)	(4,160)	6,264	(279,123)
Effect of the asset/onerous liability recognition ceiling	182,016	65,360	320,171	2,625,977	20,858	3,938		279,123
(=) Recognized net actuarial liability/(asset)	(56,559)				(3,264)	(222)	6,264

Schedule of detailed information about expenses related to defined benefit plans explanatory

Expenses (revenue) components of the benefits

	2020
	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	232	38	2,001					406
Interest on actuarial liabilities	270,765	26,264	358,983	402,675			469	310,800
Return on plan assets	(288,491)	(31,124)	(382,772)	(597,785)				(332,125)
Interest on onerous liability	13,524	4,856	23,789	195,110				21,325
Expenses (income) recognized in statement of profit or loss	(3,970)	34	2,001				469	406
Expenses (income) recognized in other comprehensive income	18,180	31	(2,001)				2,034	(406)
Total expense (income) recognized	14,210	65					2,503

	2019
	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Current service cost	250	34	1,613		82	2		322
Interest on actuarial liabilities	283,541	28,419	367,633	415,476	3,066	2	414	308,512
Return on plan assets	(313,409)	(33,149)	(394,800)	(649,891)	(5,255)	(293)		(312,146)
Interest on onerous liability	24,000	4,725	27,167	234,415	2,065	273		3,634
Expenses (income) recognized in statement of profit or loss	(5,618)	29	1,613		(42)	(16)	414	322
Expenses (income) recognized in other comprehensive income	18,005	36	(1,613)		(2,382)	(7)	1,937	(322)
Total expense (income) recognized	12,387	65			(2,424)	(23)	2,351

Schedule of sensitivity analysis for actuarial assumptions

Main actuarial assumptions adopted on December 31, 2020

	PENSION FUNDS						MEDICAL CARE PLANS
	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMEC	PAMA
Nominal discount rate of actuarial liability	7.38%	7.38%	7.38%	7.07%	7.38%	6.35%	7.59%	7.59%
Estimated inflation rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Estimated nominal salary increase index	Per sponsor	0.00%	Per sponsor	N.A.	4.84%	3.59%	N.A.	N.A.
Estimated rate of the nominal benefit increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	N.A.	N.A.
Total expected rate of return on plan assets	7.38%	7.38%	7.38%	7.07%	7.38%	6.35%	7.59%	7.59%
General mortality biometric table	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 25%, segregated by gender	AT-2000 Basic eased by 25%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender	N.A.	AT-2000 Basic eased by 15%, segregated by gender	AT-2000 Basic eased by 15%, segregated by gender
Biometric disability table	Álvaro Vindas, increased by100%	Álvaro Vindas	Álvaro Vindas	N/A	Álvaro Vindas	N.A.	N.A.	Álvaro Vindas
Biometric disabled mortality table	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	AT-49, segregated by gender	N.A.	AT-49, segregated by gender	AT-49, segregated by gender
Turnover rate	Per sponsor	Per sponsor	Per sponsor, null starting at 50 years old and null for Settled Benefit	Nil	Nil	2%	Nil	Nil
Benefit starting age	57 years old	57 years old	55 years old	N.A.	57 years old	55 years old	N.A.	57 years old
Nominal medical costs growth rate	N.A.	N.A.	N.A.	N.A.	N.A.	N.A.	6.61%	6.61%

Schedule of detailed information about average ceilings for investments of pension funds explanatory

The average ceilings set for the different types of investment permitted for pension funds are as follows:

ASSET SEGMENT	TCSPREV	PBS-Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA
Fixed income	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Variable income	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Structured investments	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Investments abroad	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Properties	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Loans to participants	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%

Schedule of indirect measurement of fair value of goods or services received

The allocation of plan assets as at December 31, 2020 is as follows:

ASSET SEGMENT	TCSPREV	PBS- Telemar	TelemarPrev	PBS-A	PBS-TNC	CELPREV	PAMA
Fixed income	87.40%	93.11%	92.96%	95.60%	91.59%	84.06%	100.00%
Variable income	1.65%	0.01%	1.19%	0.10%	0.02%	3.93%	0.00%
Structured investments	8.94%	5.30%	4.06%	0.00%	7.90%	9.99%	0.00%
Investments abroad	0.38%	0.00%	0.20%	0.00%	0.00%	0.90%	0.00%
Properties	1.18%	1.21%	0.91%	3.60%	0.34%	0.15%	0.00%
Loans to participants	0.45%	0.37%	0.68%	0.70%	0.15%	0.97%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Schedule of executives' stock option plan

The information used in the executives’ stock option plan’s assessment is as follows:

Grant date	Stock dilution percentage	Number of shares granted	Vesting portions	Vesting dates	Average share value at the grant date	Estimated fair value at the vesting date (i)
12/30/2019	0.57%	33,704,937	1/3	12/30/2020	0.95	34,406
			1/3	12/30/2021
			1/3	12/30/2022
12/30/2020	0.36%	21,549,687	1/3	12/30/2021	2.02	47,079
			1/3	12/30/2022
			1/3	12/30/2023

Schedule of stock option balance

Changes in the stock option balance are summarized below:

	2020
	Shares	Average Share Price (R$)
Granted shares at Dec 31, 2019	33,704,937	0.95
Stock options	21,549,687	2.02
Settled shares granted (i)	(14,128,406)	2.04
Granted shares at Dec 31, 2019	41,126,218	2.02

(i) In light of the existing practical obstacles that prevented the Company from issuing shares on time to meet the first vesting of shares under the 2019-2021 Plan, the Parties, by mutual agreement, decided that, for the purposes of delivering Shares related to the Plan, and consequent discharge of all obligations of said first vesting, the Company could fulfill its obligation to the Beneficiary with the payment in cash. As a result, the Company amended the stock option grant agreement to provide for the possibility of a cash settlement of the related obligations, in an amount corresponding to the number of shares that the beneficiary would be entitled each year of delivery of the vested stock options. In February 2021, the first vested stock options granted were settled based on the Company’s common stock price (OIBR3) at the close of the trading 45 days after the vesting date, as prescribed in the stock option grant agreement.